DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 26, 2013 Nuomi	Dec. 31, 2013 Nuomi	Dec. 31, 2012 Nuomi	Dec. 31, 2011 Nuomi	Oct. 31, 2013 Qingting	Dec. 31, 2013 Qingting	Dec. 31, 2012 Qingting	Dec. 31, 2011 Qingting
Operating results from disposal groups
Net revenues from discontinued operations					$ 19,319	$ 16,451	$ 6,457
Loss from the operations of the discontinued operations, Before income taxes					28,378	27,295	24,296		959	216	720
Income tax expense							28
Loss from the operations of the discontinued operations, net of income taxes	29,337	27,511	25,044		28,378	27,295	24,324		959	216	720
Gain (loss) on deconsolidation of the subsidiaries	132,665			132,821	132,821			(156)	(156)
Gain (loss) from the discontinued operations, net of income taxes	$ 103,328	$ (27,511)	$ (25,044)		$ 104,443	$ (27,295)	$ (24,324)		$ (1,115)	$ (216)	$ (720)